DISCONTINUED OPERATIONS (Narrative) (Details) (USD $)	12 Months Ended
Jul. 31, 2013
Amount paid to landlords successor	$ 1,000,000
484 Fulton Street [Member]
Appraised value on transferred title	4,490,000
14 Hanover Place [Member]
Appraised value on transferred title	$ 900,000